Other revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Revenues
Loans held-for-sale	SFr 5	SFr (21)	SFr (7)	SFr (16)	SFr (16)
Long-lived assets held-for-sale	6	4	74	10	103
Equity method investments	23	36	54	59	110
Other investments	223	228	121	451	223
Other	233	141	229	374	454
Other revenues	490	SFr 388	471	878	874
Bank
Other Revenues
Loans held-for-sale				(16)	(16)
Long-lived assets held-for-sale				10	103
Equity method investments				58	109
Other investments				451	222
Other				487	568
Other revenues	SFr 539		SFr 534	SFr 990	SFr 986